Share capital and shares held in treasury - Summary of called up share capital issued and fully paid (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share capital and shares held in treasury
Shares issued at start of year	1,934,880,088	1,984,961,632
Issue of ordinary shares	3,027,517	1,918,456
Cancellation of ordinary shares	(31,000,000)	(52,000,000)
Shares issued at end of year	1,906,907,605	1,934,880,088
At start of year	£ 279	£ 286
Cancellation of ordinary share	(4)	(7)
At end of year	£ 275	£ 279